Assets Acquired and Liabilities Assumed on Acquisition (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015		May. 31, 2014
Acquisitions
Current assets	$ 27,533		$ 10,874
Property, plant and equipment	11,506		4,234
Goodwill	27,833		21,296
Tradenames - indefinite lives	7,209		2,000
Other intangible assets	26,781		19,462
Other long-term assets	202
Total Assets Acquired	101,064		57,866
Liabilities assumed	(28,363)		(18,361)
Net Assets Acquired	$ 72,701	[1]	$ 39,505	[2]
Weighted-average other intangible asset amortization life (in years)	14 years		14 years

[1]	Figure includes cash acquired of $2.8 million.
[2]	Figure includes cash acquired of $0.3 million.